NOTE 5 - LEASES: Lessee, Operating Lease, Disclosure (Details)	Dec. 31, 2022 USD ($)
Details
2023	$ 68,042
2024	70,883
2025	5,926
Operating Leases, Future Minimum Payments Due	$ 144,851